2. GOING CONCERN	12 Months Ended
Dec. 31, 2017
Going Concern
GOING CONCERN

Liquidity and Capital Resources

The Company has recurring net losses, an accumulated deficit and has had to rely on funding through both related and non-related party financings. The Company reported a net loss of RMB10,718 and a net income of RMB13,364 from continued operations for the years ended December 31, 2017 and 2016 respectively. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses for the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

The Company’s principal sources of liquidity have been cash provided by related parties and net increase in cash, cash equivalents and restricted cash. The Company reported a net increase in cash, cash equivalents and restricted cash of RMB486,240, RMB294,558 and RMB292,197 for the years ended December 31, 2017, 2016 and 2015. As of December 31, 2017, the Company had RMB1,123,296 in unrestricted cash and cash equivalents. The Company’s cash and cash equivalents are unrestricted as to withdrawal or use, and are placed with banks and other financial institutions. The Company’s consolidated current liabilities exceeded its consolidated current assets by approximately RMB895,533 as of December 31, 2017. The Company’s consolidated net liabilities amounted to RMB119,613 as of December 31, 2017.

As disclosed in Note 22, the Company and Mr. Li, the Chairman and Chief Executive Officer, entered into and executed an agreement to convert payables amounting to RMB195.9 million that the Company owed Mr. Li into 1.32 million shares of common stock of the Company.

As of February 28, 2018, certain non-performing loans with a total amount of RMB293.0 million have been sold to several third parties at a total consideration of RMB284.2 million.

Management Plan and Actions

The Company has addressed liquidity requirements through a series of cost reduction initiatives, financing from both banks and related parties, and the sale of non-performing assets. From July 2017 and onwards, the Company also re-developed the loan transaction process for all of its loan products, which reduces the need for working capital. Under the prior business model, the Company would be required to first fund loans and then seek investment for them. However, under the new model, loans are facilitated directly with investors on the Company’s peer-to-peer lending platform. This eliminates the need for the Company to use its own working capital for the initial loan funding. In addition, the Company will continue to focus on developing the internet-based business, improving operating efficiency and reducing costs, and enhancing its marketing function. Actions included continuously selling non-performing loans to third parties and obtaining the continuous financial support letter from Mr. Li.

Conclusion

The Company believes that available cash and cash equivalents, cash provided by operating activities under new business model, together with the efforts from aforementioned management plan and actions, should enable the Company to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Company has prepared the consolidated financial statements on a going concern basis. However, the Company continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing the Company’s business development activities, suspending the pursuit of its business plan, controlling operating expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Company will raise additional capital if needed.